Cash and cash equivalents (Details) - EUR (€) € in Millions	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2019
Cash and cash equivalents
Cash and bank deposits	€ 3,924	€ 2,220
Money market funds	7,781	5,276
Cash and cash equivalents as presented in the consolidated statement of financial position	11,705	7,496
Bank overdrafts	(77)	(125)
Cash and cash equivalents as presented in the consolidated statement of cash flows	11,628	7,371	€ 5,790	€ 13,288
Repurchase agreements and bank deposits	1,750	0
Restricted cash and cash equivalents	1,572	1,554
Cash balance that can be used to repay intercompany liabilities	€ 722	€ 932